INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of the components of inventories
The components of inventories, net of allowance for obsolescence as of December 31, 2017 and 2016 were as follows:

(in millions)	2017	2016
Raw materials	$276	$256
Work in process	146	125
Finished goods	626	680
	$1,048	$1,061